                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /  (a)

         or fiscal year ending:   12/31/99  (b)

Is this a transition report? (Y/N)                                               N
                                                                                ---
Is this an amendment to a previous filing? (Y/N)                                 N
                                                                                ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                 VLI SEPARATE ACCOUNT

         B. File Number:         811-03833

         C. Telephone Number:    (212) 576-7000

2.       A. Street:              51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY      D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)              N
                                                                                ---
4.       Is this the last filing on this form by Registrant? (Y/N)               N
                                                                                ---
5.       Is Registrant a small business investment company (SBIC)? (Y/N)         N
         [If answer is "Y" (Yes), complete only items 89 through 110.]          ---

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]          ---

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)          Y
         [If answer is "N" (No), go to item 8.]                                 ---
         B. How many separate series or portfolios did Registrant have at the
         end of the period?                                                      3
                                                                                ---

                                                         If filing more than one
                                                            Page 47, "X" box [ ]

For period ending 12/31/99

File number 811-03833


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]
For period ending 12/31/99

File number  811-03833


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-______________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________



115.  A. [/] Independent Public Accountant Name: ______________________________


      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/99

File number  811-03833


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies? (Y/N) _____________________________________ _______
                                                                          Y/N

         B. [/] Identify the family in 10 letters: ____________________________
                  (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                company? (Y/N) ________________________________________ _______
                                                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts?(Y/N) ______________________ _______
                                                                          Y/N
         C. [/] Scheduled premium variable life contracts? (Y/N) ______ _______
                                                                          Y/N
         D. [/] Flexible premium variable life contracts? (Y/N) _______ _______
                                                                          Y/N
         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ______________________ _______
                                                                          Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ____________________________________________ _______

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________________________________________ _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) _________________________________________ $ _______

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ___________________________ _______

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _______________________________________________________ _______

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending 12/31/99

File number  811-03833


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) _____________________ $ _________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted) ________________________________________  $ _________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)_________________________________________   $ 653
                                                                      _________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted) ________________________________________   $ ________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of       Total Assets     Total Income
                                                      Series           ($000's         Distributions
                                                      Investing        omitted)        ($000's omitted)
                                                      ---------        --------        ----------------

A. U.S. Treasury direct issue                                           $                $
                                                      -----------        -----------      ------------

B. U.S. Government agency                                               $                $
                                                      -----------        -----------      ------------

C. State and municipal tax-free                                         $                $
                                                      -----------        -----------      ------------

D. Public utility debt                                                  $                $
                                                      -----------        -----------      ------------

E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                        $                $
                                                      -----------        -----------      ------------

F. All other corporate intermed. & long-
     term debt                                                          $                $
                                                      -----------        -----------      ------------

G. All other corporate short-term debt                                  $                $
                                                      -----------        -----------      ------------

H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                  $                $
                                                      -----------        -----------      ------------

I. Investment company equity securities                    1            $     54,978     $
                                                      -----------        -----------      ------------

J. All other equity securities                                          $                $
                                                      -----------        -----------      ------------

K. Other securities                                                     $                $
                                                      -----------        -----------      ------------

L. Total assets of all series of registrant              1              $     54,978     $
                                                      -----------        -----------      ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/99

File number  811-03833


128 [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ _________
                                                                          Y/N


129 [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________ _________
                                                                          Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted) ___________________________   $ 172
                                                                         ______

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

                                 SIGNATURE PAGE

For period ending 12/31/99

File number 811-03833



         This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation VLI Separate Account, in the City of New York, in the State of New York, on the 4th day of February, 2000.



                                       New York Life Insurance and Annuity
                                       Corporation VLI Separate Account



                                       By:  /s/ JOHN A. CULLEN
                                       --------------------------------
                                            John A. Cullen
                                            Vice President and
                                            Controller







Witness:


/s/ ALANA THOMSON
-----------------------------
Alana Thomson
Assistant Vice President